Advances to suppliers net (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Advances to suppliers net
Advances for raw materials purchase	$ 28,400,856	$ 39,098,283
Less: allowance for doubtful accounts	(1,912,362)	(54,217)
Total	$ 26,488,494	$ 39,044,066